Financial risk management activities Environmental Obligations (Details) - Jun. 30, 2019 $ in Thousands, R in Millions, $ in Millions	USD ($)	ZAR (R)	AUD ($)
SOUTH AFRICA
Disclosure of other provisions [line items]
Financial assets | R		R 1,126
Bond guarantees issued by banks | R		549
Carrying value of liability | R		R 818
AUSTRALIA
Disclosure of other provisions [line items]
Carrying value of liability			$ 139.2
Annual payment to trust fund			$ 5.5
GHANA | Iduapriem Site
Disclosure of other provisions [line items]
Bond guarantees issued by banks	$ 36,400
Carrying value of liability	45,900
Cash component of bond	9,990
GHANA | Obuasi Site
Disclosure of other provisions [line items]
Bond guarantees issued by banks	30,000
Carrying value of liability	176,800
Cash component of bond	$ 20,600